16. Employment Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Employment Agreements
Employment Agreements

On November 15, 2013, as a closing condition to the Merger, the Company entered into five-year employment agreements with Andrew Heyward to serve as Chief Executive Officer and Amy Moynihan Heyward to serve as President of the Company, for which each receives an annual base salary of $200,000 and $180,000, respectively.

Effective May 26, 2014, the Company entered into an employment agreement with Andrew Berman for the newly created position of Senior Vice President - International Sales. The agreement has a one year term with an additional one year term renewal subject to approval of the Company and Mr. Berman. The agreement provides for an annual salary of $175,000.

Effective July 14, 2014, the Company employed Stone Newman in the newly created operating position of President - Worldwide Consumer Products and executed a three-year employment agreement which either party may terminate on the 12th and 24th month anniversary upon thirty (30) days’ notice. Mr. Newman will have oversight over all consumer products, licensing and merchandising sales and rights for the Company’s brands and programming as well as certain brands he previously managed prior to his employment by the Company. The agreement provides Mr. Newman with an annual salary of $275,000 plus an additional participation for certain customers.

On November 15, 2013, as a closing condition to the Merger, the Company entered into five-year employment agreements with Andrew Heyward, to serve as Chief Executive Officer, and Amy Moynihan Heyward, to serve as President of the Company, for which each receives an annual base salary of $200,000 and $180,000, respectively.

Effective May 26, 2014, the Company entered into an employment agreement with Andrew Berman for the newly created position of Senior Vice President - International Sales. The agreement has a one year term with an additional one year term renewal subject to approval of the Company and Mr. Berman. The agreement provides for an annual salary of $175,000.

Effective July 14, 2014, the Company employed Stone Newman in the newly created operating position of President - Worldwide Consumer Products and executed a three-year employment agreement which either party may terminate on the 12 th and 24 th month anniversary upon thirty (30) days’ notice. Mr. Newman will have oversight over all consumer products, licensing and merchandising sales and rights for the Company’s brands and programming as well as certain brands he previously managed prior to his employment by the Company. The agreement provides Mr. Newman with an annual salary of $275,000 plus an additional participation for certain customers.